Organization	12 Months Ended
Dec. 31, 2013
Organization [Abstract]
ORGANIZATION
NOTE 1 – ORGANIZATION

China Networks International Holdings, Ltd.  (“CNIH” or the “Company”) was incorporated in Delaware on August 16, 2006 as Alyst Acquisition Corp. (“Alyst”) in order to serve as a vehicle for the acquisition of an operating business in any industry, with a focus on the telecommunications industry, through a merger, capital stock exchange, asset acquisition or other similar business combination.  Alyst’s initial shareholders purchased 1,750,000 shares of common stock, par value $0.0001 per share (“Common Stock”), in a private placement.  On July 5, 2007, Alyst consummated its initial public offering (“IPO”) of 8,044,400 of its units (“Units”).  Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock at an exercise price of $5.00 per share.  Simultaneously with the consummation of the IPO, Alyst consummated a private placement of 1,820,000 warrants, each warrant entitled upon exercise to one share of Common Stock at an exercise prices of $5.00 per share.

On June 24, 2009, Alyst announced that Alyst's stockholders approved its proposed redomestication to the British Virgin Islands (“BVI”) and its proposed business combination with China Networks Media, Ltd., a British Virgin Islands company (“China Networks”).  Alyst redomesticated to the British Virgin Islands through a merger with its wholly-owned subsidiary, CNIH, effective June 24, 2009, with CNIH as the surviving entity.  With effect from June 26, 2009, the business combination among Alyst, CNIH, China Networks and its shareholders, was approved by regulators in the BVI and, thereafter, was consummated on June 29, 2009.

Upon consummation of the Business Combination, CNIH had outstanding 12,927,888 ordinary shares, par value $0.0001 per share, 9,864,400 warrants, and an IPO Underwriters’ Purchase Option for 300,000 units, each unit containing one ordinary share and one warrant. As the result of consummation of the business combination, China Networks’ common and preferred shares were converted automatically into 9,422,760 CNIH common shares; therefore China Networks shareholders own approximately 73% of voting equity interests of CNIH. The business combination is considered a reverse acquisition with China Networks as the accounting acquirer.  As such, the historical financial information presented herein prior to June 29, 2009 relates to the financial position and results of operations of China Networks.  Through the business combination, China Networks acquired from Alyst net assets with a fair value of $1,566,492, in which $1,449,122 are in cash.

China Networks was formed to provide broadcast television advertising services in the People’s Republic of China (PRC) operating via joint venture partnerships with PRC state-owned television broadcasters (PRC TV Stations). The Company commenced operations on October 1, 2008. Activity through September 30, 2008 related to the Company’s formation, private placement offering, establishment of joint ventures and contractual relationships in the PRC, and business combination with Alyst. The Company has selected December 31 as its fiscal year end.

The accompanying financial statements include the accounts of CNIH, China Networks and its wholly owned subsidiary Advertising Networks Ltd. (“ANT”). ANT’s accounts include the accounts of its joint-ventures with the PRC TV Stations, Shanxi Yellow River and Advertising Networks Cartoon Technology Co., Ltd (“Taiyuan JV”), as a result of ANT’s effective control of these entities through the composition of the board of directors.  As a result of contractual arrangements with Beijing Guangwang Hetong Advertising and Media Co., Ltd. (“Hetong”) and its shareholders, the Company (through ANT) controls and is considered the primary beneficiary of Hetong, and, accordingly, consolidates the accounts of Hetong in its financial statements.

Hetong is a variable interest entity (VIE) as defined by Financial Accounting Standards Board Interpretation No. 46(R): Consolidation of Variable Interest Entities, an interpretation of ARB 51 (‘‘FIN 46R’’).

Taiyuan JV and Hetong have been consolidated in these financial statements as of the date of their formation as described below.  The operations of Hetong and activity under the arrangements described below commenced on October 1, 2008. The operations of Taiyuan JV commenced on January 1, 2009.

All significant intercompany accounts, transactions and cash flows are eliminated on consolidation.

Establishment of Joint Ventures between ANT and the PRC TV Stations

Establishment of Joint Ventures.  In 2008, China Networks established certain equity joint ventures with the state owned PRC TV Stations through its Hong Kong wholly-owned subsidiary, ANT.  ANT established the equity joint venture Taiyuan JV with China Yellow River TV Station (“YR TV Station”) in Shanxi Province in June 2008 (Taiyuan JV is referred to as the “JV Tech Co”, and YR TV Station is referred to as the “PRC TV Station”).  ANT holds 50% equity interest in the  and YR TV Station own the remaining 50%. Under the terms of the Taiyuan JV agreement, YR TV Station will contribute certain assets and contractual rights (see Exclusive cooperation agreement below) with a fair value of RMB45 million (approximately $6,600,000) and ANT will contribute an equal amount in cash.  YR TV Station and ANT have contributed 100% before December 31, 2009.

Exclusive Cooperation Agreement.    Pursuant to the Exclusive Cooperation Agreement between the JV Tech Co and the PRC TV Stations, the PRC TV Station has exclusively and irrevocably granted to the JV Tech Co the right to carry out advertising operations on its channels, and to provide to the JV Tech Cos all necessary and relevant support, as well as most-favored terms for the conduct of the advertising business. The PRC TV Station share its resources with the JV Tech Co, including, but not limited to, all client information (e.g. databases). Under the terms of this agreement, the PRC TV Station will not engage any other party in any similar agreements. As such, the JV Tech Co’s has the exclusive right to carry out advertising business on PRC TV Stations’ channels.

Taiyuan JV and YR TV Station entered such Exclusive Cooperation agreement on July 17, 2008.

Establishment of Trustee Company.   In August 2008, Hetong, the trustee company, established domestic advertising company YR TV Station, under the name Taiyuan Guangwang Hetong Advertising Co., Ltd. (“Taiyuan Ad Co.”) (referred to as the “JV Ad Co”). Hetong is 100% owned by two PRC nationals, who are the trustees.

In order to comply with current PRC laws limiting foreign ownership in the television advertising industry, China Networks’ operations are conducted through direct ownership of ANT and through contractual arrangements with Hetong. China Networks does not have an equity interest in Hetong, but instead derives indirect economic benefits from Hetong through a series of contractual arrangements.  Through these arrangements, ANT controls Hetong, which in turn owns 50% of Taiyuan Ad Co. established with PRC TV Station. The JV Tech Co collect the television advertising revenue earned by the JV Ad Cos pursuant to an Exclusive Services Agreement, using assets transferred from PRC TV Station to the JV Tech Cos pursuant to an Asset Transfer Agreement.

Establishment of Joint Ventures between ANT and the PRC TV Stations (Cont’d)

Asset Transfer Agreements.   YR TV Station and Shanxi Yellow River and Advertising Networks Cartoon Technology Co., Ltd. (“Taiyuan JV”) entered into such Asset Transfer Agreement on July 17, 2008, under which YR TV Station will transfer certain of its asset and contractual rights, valued at RMB45 million, to Taiyuan JV, and the same consideration will be paid by Taiyuan JV. All governmental, statutory and other approvals required for the transfer of these assets were obtained as of the date of the first transfer in August 2008.  Taiyuan JV paid YR TV Station RMB45 million (approximately $6.6 million) under this agreement before December 31, 2009.

Exclusive Services Agreement.    Pursuant to the Exclusive Services Agreement between the JV Tech Co and the JV Ad Co, the JV Tech Co will be the sole and exclusive provider of services to JV Ad Co relating to technical support for the production of advertising and advertising consulting. In addition, the JV Ad Co will be the sole and exclusive advertising agent to the JV Tech Co and will grant to the JV Ad Co agency rights for all advertising under the exclusive right to carry out advertising operations, granted by the corresponding PRC TV Station to the JV Tech Co in accordance with the Exclusive Cooperation Agreement. Under the terms of the Exclusive Services Agreement, the JV Ad Co will pay the service fee to the JV Tech Co as accrued, in accordance with the JV Tech Co’s regular invoices. As such, all of the JV Ad Co’s pre-tax revenue (less the relevant business tax) generated during the term of this agreement and relating to the marketing of advertising and other operations will be transferred to the JV Tech Co as the service fee.

Taiyuan JV and Taiyuan Ad Co. entered into an Exclusive Services Agreement on July 17, 2008.

ASC 810 “Consolidation” addresses financial reporting for entities over which control is achieved through a means other than voting rights. In accordance with the requirements of FIN 46R, China Networks has evaluated its relationships with the JV Ad Co.  The JV Ad Co are considered variable interest entities (‘‘VIEs’’) as defined by FIN 46R. Through contractual arrangements with JV Ad Co through Hetong, China Networks is considered the primary beneficiary of the JV Ad Co as China Networks absorbs a majority of the risk and rewards of those entities.  As such, China Networks consolidates the financial statements of the JV Ad Co pursuant to FIN 46R as of the date their formation as described above.

Termination of Business Contract with YR TV Station.    Due to the TV broadcasting internal restructuring of Shanxi Province in the PRC, YR TV station had merged with Shanxi Broadcasting Group since January 2011, YR TV Station has since then unilaterally terminated the Taiyuan JV agreement with ANT (see paragraph “Establishment of Joint Ventures” and “Exclusive Services Agreement” above). The Company had filed an arbitration to China International Economic and Trade Arbitration Commission (“CIETAC”) to claim YR TV Station the amount of approximately RMB54 million (approximately $8,571,000) on October 9, 2011.  The claim was amended in April 2012 to raise the damage sought to RMB81,417,196 (approximately $12,900,000).

After the conclusion of several hearings, CIETAC repeatedly postponed the date on which to issue an arbitral award.  For strategic reasons, ANT submitted an arbitration withdrawal application to CIETAC on February 17, 2013 and received a Withdrawal Decision on March 18, 2013. On January 20, 2014, the Company filed two applications for arbitration with CIETAC in an attempt to resolve the aforementioned disputes. Taiyuan Ad Co. also filed a lawsuit application against Shanxi TV with Taiyuan Intermediate People’s Court in Shanxi Province in April 2014.

In connection with the termination of the cooperation agreement and the transfer of the advertising business, Shanxi TV has also taken, as its own, the RMB 45,000,000 of registered capital contributed by the Company to the Yellow River JV.  While the Company acknowledges the right of the PRC government to change policies and rules with respect to agreements with state-owned entities, such as Shanxi TV, however the Company believes that the return of the RMB 45,000,000 contributed to the Yellow River JV by the Company must be returned to the Company.  The Company has attempted, in good faith, to negotiate a settlement with respect to the funds, however, to date Shanxi TV has refused to return the funds to the Company or enter into any settlement agreement.

Accordingly, all the assets and liabilities as affected by the arbitration were grouped together under heading “Receivables from YR TV Station” and “Payables to YR TV Station” on the Balance Sheet.  Further details please read note 5.

Going Concern.  The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. However, the Company did not generate any revenue during the year 2013 and had net cash used in operating activities, which have had a significant adverse impact on its business and continue to negatively impact its projected future liquidity. The Company’s ability to continue as a going concern is dependent on many factors, including, among other things, the outcome of the YR TV Station litigation as described above, and sourcing new stream of revenue and operations.  The Company expects that it will need to raise substantial additional capital to accomplish its business plan over the next several years. In addition, the Company may wish to selectively pursue possible acquisitions of businesses complementary to those of the Company in the future in order to expand its presence in the marketplace and achieve operating efficiencies. The Company expects to seek to obtain additional funding through a bank credit facility or private equity. There can be no assurance as to the availability or terms upon which such financing and capital might be available.